Description of business and summary of significant accounting policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Net Revenue by Product Line and Services

The following table summarizes net revenue by product line and services for the three and six month periods ended June 30, 2013 and 2012:

	Three Months Ended		Six Months Ended
	June 30 2013	June 30 2012	June 30 2013	June 30 2012
Products:
Cogeneration	$457,486	$637,420	$1,735,642	$1,219,670
Chiller	350,368	710,299	1,124,877	1,617,756
Total Product Revenue	807,854	1,347,719	2,860,519	2,837,426

Services	1,995,606	2,037,181	3,989,259	3,800,002
	$2,803,460	$3,384,900	$6,849,778	$6,637,428

The following table summarizes net revenue by product line and services for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010
Products:
Cogeneration	$5,791,412	$2,737,161	$4,977,595
Chiller	1,661,810	1,831,952	566,010
Total Product Revenue	7,453,222	4,569,113	5,543,605

Services	7,800,750	6,496,097	5,767,624
	$15,253,972	$11,065,210	$11,311,229